(Debt Summary) (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 1,658,092,000	$ 1,650,394,000
Debt Instrument, Unamortized Discount (Premium), Net	32,033,000	33,606,000
Current portion of long-term debt	5,500,000	5,500,000
Long-term debt, less current portion	1,652,592,000	1,644,894,000
Revolving Credit Facility [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	0
Revolving Credit Facility [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	22,500,000
Western Refining, Inc. [Member]
Debt Instrument [Line Items]
Long-term debt	887,625,000	889,000,000
Western Refining, Inc. [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term debt	0	0
Western Refining, Inc. [Member] | Line of Credit [Member] | Term Loan, due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt	537,625,000	539,000,000
Western Refining, Inc. [Member] | Senior Notes [Member] | 6.25% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	350,000,000	350,000,000
Northern Tier Energy LP [Member]
Debt Instrument [Line Items]
Long-term debt	372,500,000	350,000,000
Northern Tier Energy LP [Member] | Revolving Credit Facility [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt		0
Northern Tier Energy LP [Member] | Senior Notes [Member] | 7.125% NTI Secured Notes, due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt	350,000,000	350,000,000
Western Refining Logistics, LP [Member]
Debt Instrument [Line Items]
Long-term debt	430,000,000	445,000,000
Western Refining Logistics, LP [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Long-term debt	130,000,000	145,000,000
Western Refining Logistics, LP [Member] | Senior Notes [Member] | 7.5% WNRL Secured Notes, due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 300,000,000	$ 300,000,000